UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22214

Advanced Equities Late Stage Opportunities Fund I, LLC
(Exact name of registrant as specified in charter)

311 S. Wacker Drive, Suite 1650 Chicago, IL    60606
(Address of principal executive offices)      (Zip code)

Bryon Crowe Advanced Equities, Inc. 311 S. Wacker Drive, Suite 1650

Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-377-5300

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I LLC

SEMI-ANNUAL REPORT

JUNE 30, 2011

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I LLC

November 22, 2011

Dear Shareholders:

We are providing you with an updated 2011 Semi-Annual Report of the Advanced Equities Late Stage Opportunities Fund I LLC, (“Fund”). You are being provided this report as part of the Fund’s registration with the Securities and Exchange Commission, (“SEC”) as a Registered Investment Company. The Fund was registered with the SEC on July 7, 2008.

Investment Strategy:

The investment strategy for the Fund has not changed in the last 6 months. The Fund has only made investments in companies in which it already had holdings, and then only as and if directed by its members.

Portfolio Companies:

The Fund has investments in three Portfolio Companies; Alien Technology Corporation, Force10 Networks, Inc. and Ygnition Networks, Inc.

Annual Activity:

Due to the Series B rights offering by Alien Technology Corporation, the Fund received additional capital contributions of $465,194.66 in the 1st quarter and $149,419.95 in the 2nd quarter from its members.  The rights offering was issued by Alien to raise additional capital to finance the expansion of their business.  At the express direction of the members who contributed additional capital, the Fund used this capital to purchase 155.594 shares of Alien Series B convertible preferred stock.

Realized Gain or Loss:
As there was no liquidity event, sale or write off, there was no realized gain or loss the first half of 2010.

Unrealized Gain or Loss:
Due to accounting standards announcement FAS 157, assets are required to be priced at fair market for reporting purposes.  This may create an unrealized gain or loss to be reported to the SEC. This unrealized gain or loss shall not be reported to the IRS for tax purposes. Additionally, your investment in the Fund for custodial reporting and quarterly confirms shall remain at cost.

Shareholder Statement Frequency:
A statement summarizing the client Fund account at cost is sent quarterly. In addition, a confirmation is sent whenever a transaction occurs. Transactions include contributions of additional capital.

Questions about your investment:
For any questions about your account statement or the Fund, please contact your investment advisor. Or, please call Advanced Equities, Inc. at 312.377.5290.

Sincerely,

Byron Crowe

President

Advanced Equities Late Stage Opportunities Fund I, LLC
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

	Shares	Fair Value
Common Stock - 0.4%
Technology - 0.4%
Alien Technology Corp. (1)(2)(3)(4)	11,610	30,999
(Cost $11,610,982)

Convertible Preferred Stock - 99.6%
Technology - 99.6%
Force 10 Networks, Inc.	357,600	$ 3,057,480
8% Series A1 Preferred voting (1)(2)(3)(4)
Force 10 Networks, Inc.	271,320	1,684,897
8% Series B Preferred voting (1)(2)(3)(4)
Ygnition Networks, Inc.	9,207,897	-
8% Series D Preferred voting (1)(2)(3)(4)
Alien Technology Corp.	601,494	2,586,424
8% Series A Preferred voting (1)(2)(3)(4)
Alien Technology Corp.	155,594	614,597
8% Series B Preferred voting (1)(2)(3)(4)
Total Convertible Preferred Stock		$ 7,943,398
(Cost $22,522,711)

Warrants - 0.0%	Warrants
Force 10 Networks, Inc.	178,800	-
8% Series A1 Preferred (1)(2)(3)(4)
Alien Technology Corp.	469	-
Common Stock (1)(2)(3)(4)

Total Warrants		$ -
(Cost $0)

Total Investments - 100.0%		$ 7,974,397
(Cost $34,133,693)

(1) Security not registerd under the Securities Act of 1933, as amended (i.e. the security was purchased in a Rule 144A or a Reg. D transaction).  The security may be resold only pursant to an exemption from registration under the 1933 Act typically to qualified institutional buyers.  The Fund generally has no rights to demand registration of these securities.  These securities represent 100% of the Fund's net assets.

(2) Investment in a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.  It is possible that the estimated value may differ significantly from the amount that might ultimately be delivered in the near term, and the difference could be material.  The fair value of these securities represent 100% of the Fund's net assets.

(3) Affiliated Issuers

(4) Non income producing security

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

ASSETS
Investments - affiliated issuers
At cost	$ 34,133,693
At value	$ 7,974,397
Cash	7,969
TOTAL ASSETS	7,982,366

LIABILITIES
Other liabilities	3,379
TOTAL LIABILITIES	3,379
NET ASSETS	$ 7,978,987

Net Assets Consist Of:
Members' capital contributions less syndicate costs	$ 34,138,283
Net unrealized depreciation of investments	(26,159,296)
NET ASSETS	$ 7,978,987

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized appreciation / depreciation on investments	$ (565,735)
NET UNREALIZED LOSS ON INVESTMENTS	(565,735)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (565,735)

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
FROM OPERATIONS
Net change in unrealized appreciation / depreciation on investments	$ (565,735)	$ 5,418,115
Net increase / (decrease) in net assets resulting from operations	(565,735)	5,418,115

FROM CAPITAL TRANSACTIONS
Capital contributions from members	614,615	173,005
Net increase in net assets resulting from capital transactions	614,615	173,005

NET INCREASE IN NET ASSETS	48,880	5,591,120

NET ASSETS
Beginning of Period	7,930,107	2,338,987
End of Period	$ 7,978,987	$ 7,930,107

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2011 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$ (565,735)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Net change in unrealized appreciation / depreciation on investments	565,735
Purchases of portfolio investments	(614,615)
Decrease in other liabilities	(889)

Net cash used in operating activities	(615,504)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions from members	614,615
Net cash provided by financing activities	614,615

Net decrease in cash	(889)

Cash, Beginning of Period	$ 8,858

Cash, End of Period	$ 7,969

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
FINANCIAL HIGHLIGHTS
The following represents ratios to average net assets and other supplemental information for the years/periods indicated:

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2011(Unaudited)		December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Ratio of total expenses to average
net assets	0.00%	(1)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment loss to
average net assets	0.00%	(1)	0.00%	0.00%	0.00%	0.00%	0.00%

Portfolio Turnover Rate	0%	(2)	0%	0%	0%	0%	0%
Total return	7.97%	(2)	215.95%	(90.69)%	(22.49)%	6.78%	(3.40)%

Net assets, at end of period (000's)	$ 7,979		$ 7,390	$ 2,354	$ 23,890	$ 30,822	$ 28,864

(1) Annualized
(2) Not annualized

See accompanying notes to financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS

Six Months Ended June 30, 2011

1.                           ORGANIZATION

Advanced Equities Late Stage Opportunities Fund I, LLC (the “Fund”), was organized as a limited liability company in Delaware on April 18, 2005.  The business of the Fund is purchasing, selling, investing in and otherwise dealing with capital stock of Alien Technology Corp, Ygnition Networks, Inc. and Force 10 Networks, Inc. (collectively the “Portfolio Companies”) and, dealing with any monies, securities or other consideration paid or received with respect thereto, and engaging in any and all other activities that are incidental to such purposes as determined by the Managing Members of the Fund.  The Managing Members of the Fund are principals and shareholders of Advanced Equities Financial Corp., a corporation which is the sole shareholder of Advanced Equities, Inc. (“AEI”), member FINRA/SIPC.  On July 8, 2008, the Fund registered with the SEC as a closed-end, non-diversified investment company under the Investment Company Act of 1940 (the “Act”).   As a registered investment company, the Fund is subject to the Act and the related rules, which contain detailed requirements for the organization and operation of investment companies.

2.                           SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

(a)                          Valuation of Investments

Fair Value of Financial Instruments - The value of each security held by the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to the policies established by the Directors.  The Fund’s investments are subject to the terms and conditions of the respective offering memoranda of the Portfolio Companies, as appropriate.  The Fund’s investments in the Portfolio Companies are carried at fair value as determined by the Fund’s management under the supervision of the Directors.  All valuations utilize financial information supplied by each Portfolio Company.  The Fund’s valuation procedures require management to consider all relevant information available at the time the Fund values its portfolio including recent transactions in stock of the Portfolio Companies, the financial performance of the Portfolio Companies and revenue and earnings multiples of comparable companies.

In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods into the three levels detailed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ -	$ -	$ 30,999	$ 30,999
Convertible Preferred Stock	-	-	7,943,398	7,943,398
Warrants	-	-	-	-
Total	$ -	$ -	$ 7,974,397	$ 7,974,397

As noted above, the Statement of Assets and Liabilities includes investments with a value of $7,974,397 (99.94% of net assets) as of June 30, 2011, whose values have been determined based upon Level 3 inputs utilizing policies established by the Fund’s Board of Directors. Because of the inherent uncertainty surrounding Level 3 inputs used in the valuation process, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Preferred Stock	Total
Beginning balance	$ 21,364	$ 7,904,153	$ 7,925,517
Change in unrealized appreciation (depreciation)	9,635	(575,370)	(565,735)
Purchases	-	614,615	614,615
Exchanged	-	-	-
Transfers in/out of Level 3	-	-	-
Ending balance	$ 30,999	$ 7,943,398	$ 7,974,397

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments held at June 30, 2011 is ($565,735).

(b)               Use of Estimates - The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)               Securities Transactions and Income Recognition - Securities transactions are recorded on trade date or as of the closing date of any privately placed investment offering in which the Fund participates. To the extent that the Fund makes a payment on a privately placed investment offering in advance of the closing date, the amount is reflected as Investment subscriptions funded in advance in the financial statements.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

(d)               Allocations of Gains and Losses - In accordance with the Fund’s Limited Liability Agreement (“Operating Agreement”) realized gains and losses on the disposition of securities of the Portfolio Companies, either through a private sale for cash or publicly traded securities, an initial public offering resulting in a liquid market for such securities or the liquidation of a Portfolio Company, are allocated to the Members’ capital accounts in accordance with their proportionate participation percentage in the offering of the securities disposed (a “Liquidity Event”).

(e)               Income Taxes - The Fund is treated as a partnership for Federal and State income tax purposes.  No provision is made for income taxes in the accompanying financial statements since the Fund is not subject to income taxes.  The Members are required to include their proportional share of income or loss in their tax returns.

The Fund follows the provisions in GAAP that provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-then-not” threshold would be recorded as a tax expense or reduction in a tax benefit. The Fund recognizes interest and penalties, if any, related to tax expense as income tax expense in the Statement of Operations. Management of the Fund has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, management has evaluated all of the Fund’s tax positions taken or expected to be taken on the Fund’s tax filings and has determined that none of them are uncertain. As of June 30, 2011, the tax years ended December 31, 2010, 2009, 2008 and 2007 remain open. No examination of the Fund’s tax filings is presently in progress.

(f)                   Indemnification - In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties.  Future events could occur that lead to the execution of these provisions against the Fund.  Based on the history and experience, management believes the likelihood of such an event is remote.

3.                          CAPITAL CONTRIBUTIONS AND DISTRIBUTIONS

The Fund is not unitized and therefore does not issue shares representing its Membership interests.  Instead, as described in Note 2(d), above, Members participate in the Fund’s original investments in the Portfolio Companies in accordance with their proportionate participation percentage in the initial capital of the Fund.  In addition, from time to time, the Fund is offered the opportunity to participate in follow-on investments in the Portfolio Companies.  The Fund makes capital calls to the Members in order to participate in such follow-on investments.  Members participate in such capital calls on a voluntary basis and may refrain from participation.  Any income, expense, gain or loss resulting from such follow on investments are allocated to the members based upon their participation percentage in each specific follow-on investment.  Capital contributions of $614,615 and $173,005 were made by Members for participation in such follow-on investments during the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

No distributions have occurred since inception of the Fund.

4.                          COMPENSATION

The Managing Members are not entitled to any salary or other compensation for acting as Managing Members of the Fund.

The Fund offered two membership classes.   Class A interests have no front-end load, and no back end fee.   Class B members were charged a 6% front-end load on their initial capital contributions made at the inception of the Fund, but not on subsequent capital contributions made in conjunction with follow-on investments in the Portfolio Companies.  The front-end load was paid to AEI.  Further Class B members may be charged a 5% back end fee due upon a Transfer Event as defined in the Operating Agreement.   A Transfer Event occurs when the Fund distributes to the Class B members an amount in excess of the sum of (i) their original subscription amounts and (ii) any additional capital contributions paid.   Upon the occurrence of a Transfer Event, the Managing Members will cause the 5% back end fee to be paid to AEI on the excess of the amount distributed over and above each member’s aggregate capital contributions.

5.                          EXPENSES

The Managing Members shall pay the ordinary fees and expenses incurred in connection with the Fund’s business that are not paid by the Portfolio Companies including, without limitation, fees and expenses incurred prior to, and in connection with, the formation of the Fund, the offering of the membership interests, and the acquisition of the securities of the Portfolio Companies.

6.                          DIRECTORS AND OFFICERS

The Fund Directors have overall responsibility for monitoring and overseeing the investment program of the Fund, its management and operations.  The Independent Directors are each paid an annual retainer of $5,000 each, plus reasonable out-of-pocket costs.  Such fees are paid by the Managing Members.

Certain officers of the Fund are affiliated with the Managing Members of the Fund.  Such officers receive no compensation from the Fund for serving in their respective roles.

7.                          RISK FACTORS

There is a limitation on the rights of redemption from the Fund.  Additionally the Membership interests will not be traded on any security exchange or any other market and will be subject to substantial restrictions on transfer.  The Portfolio Companies are highly illiquid and involve substantially more risk than liquid securities as the Fund may not be able to dispose of the illiquid securities if their investment performance deteriorates.  There is no secondary market for any of these investments at this time, and the Managing Members see no secondary market being created for these investments in the future.

8.                          PURCHASES AND SALES OF SECURITIES

Purchases of investments aggregated $614,615 for the six months ended June 30, 2011.  There were no sales of investments in 2011.

9.                           INVESTMENTS IN RESTRICTED OR ILLIQUID SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  An investment company may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2011, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares/Par	Cost	FairValue	% of Net Assets
Alien Technology Corp., Common Stock	01/28/10	11,610	$11,610,982	$30,999	0.39%
Alien Technology Corp., 8% Series A Preferred Stock	01/28/10	601,494	$1,211,283	$2,586,424	32.42%
Alien Technology Corp., 8% Series A Preferred Warrants	01/28/10	469	$0	$0	0.00%
Alien Technology Corp., 8% Series B Preferred Warrants	02/01/11	155,594	$614,615	$614,597	7.70%
Force 10 Networks, Inc., 8% Series A1 Preferred Stock	06/30/09	357,600	$10,108,624	$3,057,480	38.32%
Force 10 Networks, Inc., 8% Series B Preferred Stock	06/18/09	271,320	$820,268	$1,684,897	21.12%
Force 10 Networks, Inc., 8% Series A1 Preferred Warrants	06/30/09	178,800	$0	$0	0.00%
Ygnition Networks, Inc., 8% Series D Preferred Stock	04/18/05	9,207,897	$9,767,921	$0	0.00%
			$34,133,693	$7,974,397

10.        RELATED PARTY TRANSACTIONS

AEI, an affiliate of the Fund, acts as placement agent of the Fund.  AEI was paid an investment banking fee (cash and warrants) from the Portfolio Companies based upon a percentage of the cost of securities purchased by Fund from the Portfolio Companies.  During the six months ended June 30, 2011, AEI received $37,216 in fees from this compensation agreement.  After the first quarter of 2011, AEI ceased collecting an investment banking fee on purchases of Portfolio Company securities by the Fund.

Other investment companies affiliated with AEI may also maintain investments in the same Portfolio Companies owned by the Fund (See Note 12).

11.                   INCOME TAXES

As of December 31, 2010, the components of accumulated deficit on a tax basis were as follows:

Net unrealized depreciation on investments	$(25,593,561)

As of December 31, 2010, the net unrealized depreciation based on cost for Federal income tax purposes of $33,519,078 was as follows:

Gross unrealized appreciation	$20,700,273
Gross unrealized depreciation	(27,663,834)
$(25,593,561)

12.                   AFFILIATE ISSUERS

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of, or voting power over 5% or more of the outstanding voting share or (b) control of or common control under, another Fund or persons.   Transactions with affiliates for the six months ended June 30, 2011 were as follows:

	Number of Shares/Par Held				Fair Value As of	Cost		Fair Value As of
Name of Issuer	December 31,	Gross	Gross	June 30,	December 31,	Gross	Gross	June 30,
	2010	Additions	Reductions	2011	2010	Additions	Reductions	2011
Alien Technology Corp.,	-	155,594 (1)	-	155,594	$ -	614,615 (1)	-	$614,597
8% Series B Preferred
Alien Technology Corp.,	601,494	-	-	601,494	$1,642,079	-	-	$2,586,424
8% Series A Preferred
Alien Technology Corp.,	11,610	-	-	11,610	$21,364	-	-	$30,999
Common Stock
Force 10 Networks, Inc.	357,600	-	-	357,600	$4,430,664	-	-	$3,057,480
8% Series A1 Preferred
Force 10 Networks, Inc.	271,320	-	-	271,320	$1,831,410	-	-	$1,684,897
8% Series B Preferred
Ygnition Networks, Inc.	9,207,897	-	-	9,207,897	$ -	-	-	$ -
8% Series D Preferred
Force 10 Networks, Inc.	178,800	-	-	178,800	$ -	-	-	$ -
8% Series A1 Preferred Warrants
Alien Technology Corp.,	469	-	-	469	$ -	-	-	$ -
Common Stock Warrants
					$7,925,517	$614,597	$ -	$7,974,397
							(1) Purchased

13.                 RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statements.

14.                 SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets and liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has determined that the following event warrants disclosure:

On August 26, 2011, all of the stock of Force 10 Networks, Inc. was acquired by Dell, Inc. for cash consideration. As a result of this transaction, the Fund received $27.34 per share for its Series A-1 preferred stock; $7.11 per share for its Series B preferred stock and $2.73 for each of its Series A-1 preferred warrants. The proceeds from this Liquidity Event will be distributed to the Fund’s Members in accordance with the provisions of the Operating Agreement.

Advanced Equities, Inc.  Privacy Policy

Important information about protecting your private non-public information and procedures when opening a new account at Advanced Equities, Inc.

We collect and maintain personal information about you so we can provide financial services to you. Federal law requires us to collect and maintain personal information about you to verify your identity, which helps the government fight the funding of terrorism and money laundering activities. The types and categories of information we collect and maintain include:

 •Personal and financial information that you provide to us when we open your account, and from time to time in servicing your account, that we may need and may rely on to provide our services to you including your name, address, DOB, and other identifying information. We may also ask to see your driver’s license or other identifying documents.

•Information concerning your investment activity that we may generate, such as your account statements and the performances of your accounts.

•Information that we may collect from insurance companies, clearing brokers, custodians or other entities who provide services to you or your investments in connection with the services we may provide to you.

We do not share any non-public personal information about you except as follows:

•Among our affiliated companies who are each bound not to disclose this information to any third parties.

 •With other parties as allowed or required by law, such as state and federal government regulators: SEC, FINRA and the state regulatory bodies.

•With unaffiliated entities in connection with a proposed or actual sale, merger, transfer or exchange of all or a portion of our business.

•If our representative servicing your account leaves us to join another firm, the  representative may be permitted to retain copies of your information and share it with his/her new firm in order to continue to service your account. If you do not want the representative to retain copies of your information should he or she leave, please contact our Compliance Department by writing to us at: 311 S. Wacker Drive, Suite 1650, Chicago, IL 60606, Attn: Compliance Department.-RIA

We do not share any non-public personal information about you with any third-party service providers and joint marketers except as follows:

•With our third-party service providers that may perform services on our behalf, such as accountants and attorneys.

 •With third parties when necessary to process a transaction or service your account, such as insurance companies, mutual fund companies, clearing brokers or custodians.

Our outside service providers are also governed by law, restricting them from disclosing or reusing the information. We maintain physical, electronic and procedural safeguards designed to guard the privacy of your information. In addition, we may share your nonpublic personal information with non-affiliated parties through which your representative may provide other services to you, such as insurance or non-financial services. If you live in Connecticut, Georgia, Illinois, Maine, Maryland, Massachusetts, New York, North Carolina, or North Dakota, our registered representative may also share your non-public personal information, such as your name, address and investments, with the following non-affiliated third parties with your consent: Insurance companies with which your Representative serves as an agent; Other entities through which your Representative may provide unrelated services.

Any information provided to these entities will be subject to their respective privacy policies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 312-377-5290 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 312-377-5290.

Advanced Equities, Inc.

311 S. Wacker Dr., Suite 1650

Chicago, IL 60606

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.    Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.   Not applicable for semi-annual reports.

Item 6. Schedule of Investments   See item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.     Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.      Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.   None.

Item 11. Controls And Procedures.

(a) Based upon an evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and item 11 (a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (and item 11(b) of Form N-CSR) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advanced Equities Late Stage Opportunities Fund I, LLC.

By (Signature and Title) /s/ Byron Crowe, President

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Date:

November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Saju Bahuleyan, Chief Compliance Officer

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Date:

 November 30, 2011